Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Goodwill and other intangible assets
13. Goodwill and other intangible assets

	Goodwill $m	Brands $m	Software $m	Management agreements $m	Other intangibles $m	Total $m
Cost
At 1 January 2020	529	439	864	122	23	1,977
Additions	–	–	50	–	2	52
Disposals	–	–	(29)	–	–	(29)
Exchange and other adjustments	8	–	1	–	–	9
At 31 December 2020	537	439	886	122	25	2,009
Additions	–	–	32	–	1	33
Disposals	–	–	(40)	–	–	(40)
Exchange and other adjustments	(5)	–	–	–	–	(5)
At 31 December 2021	532	439	878	122	26	1,997
Amortisation and impairment
At 1 January 2020	(190)	–	(340)	(63)	(8)	(601)
Provided	–	–	(36)	(1)	(1)	(38)
System Fund expense	–	–	(51)	–	(2)	(53)
Impairment charge	–	–	–	(48)	–	(48)
System Fund impairment charge	–	–	(4)	–	–	(4)
Disposals	–	–	29	–	–	29
Exchange and other adjustments	(1)	–	–	–	–	(1)
At 31 December 2020	(191)	–	(402)	(112)	(11)	(716)
Provided	–	–	(30)	(1)	(1)	(32)
System Fund expense	–	–	(82)	–	(1)	(83)
Disposals	–	–	28	–	–	28
Exchange and other adjustments	–	–	1	–	–	1
At 31 December 2021	(191)	–	(485)	(113)	(13)	(802)

Net book value
At 31 December 2021	341	439	393	9	13	1,195
At 31 December 2020	346	439	484	10	14	1,293
At 1 January 2020	339	439	524	59	15	1,376
Goodwill and brands
Brands
Brands relate to the acquisitions of Kimpton ($193m), Regent ($57m) and Six Senses ($189m). They are each considered to have an indefinite life given their strong brand awareness and reputation, and management’s commitment to continued investment in their growth. The brands are protected by trademarks and there are not believed to be any legal, regulatory or contractual provisions that limit the useful lives of the brands. In the hotel industry there are a number of brands that have existed for many years and IHG has brands that are over 60 years old.
Allocation of goodwill and brands to CGUs

	At		At		At	Analysed as:
	1 January 2020 $m	Exchange adjustments $m	31 December 2020 $m	Exchange adjustments $m	31 December 2021 $m	Goodwill $m	Brands $m
Americas (group of CGUs)	421	–	421	(2)	419	132	287
EMEAA (group of CGUs)	332	7	339	(2)	337	201	136
Greater China	25	–	25	(1)	24	8	16
	778	7	785	(5)	780	341	439
The recoverable amounts of the CGUs, or groups of CGUs, have been determined from value in use calculations. The key assumptions are RevPAR growth and the expected recovery period (detailed on page 149 within ‘Going concern’), terminal growth rates and pre-tax
discount rates. Cash flows beyond the five-year period are extrapolated using terminal growth rates that do not exceed the average long-term growth rates for the relevant markets. Cash flow projections are discounted using pre-tax
rates that are based on the Group’s weighted average cost of capital and incorporate adjustments reflecting risks specific to the territory of the CGU.
The weighted average terminal growth rates and
pre-tax
discount rates are as follows:

	2021		2020
	Terminal growth rate %	Pre-tax discount rate %	Terminal growth rate %	Pre-tax discount rate %
Americas	2.0	10.2	1.7	8.5
EMEAA	2.2	12.8	1.9	12.1
Greater China	2.5	12.6	2.5	13.3
The increase in discount rates in 2021 in Americas and EMEAA was primarily driven by increased long-term risk-free rates.
The recoverable amounts of the CGUs, or groups of CGUs, exceeded their carrying value such that no impairment has arisen. Assumptions were sensitised, including using the Downside Case scenario (detailed on page 149 within ‘Going concern’) with no impairment arising.
The Group’s TCFD disclosures on pages 32 to 35 describe how physical and transitional climate risks present both risks and opportunities for IHG. The potential downside risk has been considered when testing goodwill and brands and could be absorbed within existing headroom, without taking account of opportunities or mitigating actions.
Software
Software includes $233m relating to the development of the next-generation Guest Reservation System with Amadeus. Internally developed software with a value of $155m developed within the two phases of the project is being amortised over 10 years and eight years respectively, with seven years remaining at 31 December 2021, reflecting the Group’s experience of the long life of guest reservation systems and the initial term over which the Group is party to a technology agreement with Amadeus. The remaining project value relates to enhancements to existing systems as part of the project, which are amortised over five years.
In 2021, no impairment was charged. In 2020, $4m impairment was charged to the System Fund relating to projects which are no longer expected to complete.
A loss on disposal of software assets of $12m was recorded in 2021, relating to amounts previously capitalised in respect of costs incurred to implement cloud computing arrangements. These losses are recorded within depreciation and amortisation ($8m) and System Fund depreciation and amortisation ($4m) in the Group income statement.
Management agreements
Management agreements relate to contracts recognised at fair value on acquisition. The weighted average remaining amortisation period for all management agreements is 17 years (2020: 18 years).
In 2021, there were no indicators of further impairment relating to management agreements and no indicators that impairment losses recognised in prior years may have reversed.
2020 impairment of management agreements
The 2020 impairment charge of $48m related to the Kimpton ($5m), Regent ($2m) and Six Senses ($41m) management agreement portfolios acquired in 2015, 2018 and 2019 respectively. The key assumption was RevPAR growth which assumed a recovery to 2019 levels over a five-year period from 2021.
Contracts were valued at the higher of value in use and fair value less costs of disposal, using discounted cash flow techniques. Where the recoverable amount was measured at fair value, this was categorised as a Level 3 fair value measurement.

Management agreement portfolios	Region	Basis of recoverable amount	Recoverable amount $m	Long-term growth rate %	Pre-tax discount rate %
Kimpton	Americas	Value in use	4	1.7	8.4
Regent	Greater China	Value in use	3	2.0-4.6	7.0-15.9
Six Senses (open hotels)	EMEAA	Fair value less costs of disposal	–	2.0	8.9-14.7
	Greater China	Fair value less costs of disposal	–	2.0	9.9
Six Senses (pipeline)	Americas	Value in use	1	2.0	9.8
	EMEAA	Value in use	2	2.0	8.9
	Greater China	Value in use	–	2.0	8.5
2019 impairment of management agreements
The 2019 impairment charge of $50m related to the Kimpton management agreement portfolio acquired in 2015 and arose from revised expectations regarding future trading, the rate of hotel exits and the cost of retaining hotels in the portfolio. The recoverable amount was based on value in use calculations using management fee projections based on near-term industry projected growth rates for the sector and discounted at a rate of 8.0%.